                          Class A, B and C Shares of:

                          AIM DEVELOPING MARKETS FUND

                        Supplement dated June 11, 1999
                     to the Prospectus dated March 1, 1999

The following information replaces in its entirety the table under the heading "FEE TABLE -- ANNUAL FUND OPERATING EXPENSES" on page 4 of the prospectus.

"ANNUAL FUND OPERATING EXPENSES
--------------------------------------------------------------------------------
(expenses that are deducted
from fund assets)                     Class A      Class B      Class C
--------------------------------------------------------------------------------

Management Fees                         0.98%       0.98%        0.98%

Distribution and/or
Service (12b-1) Fees                    0.25        1.00         1.00

Other Expenses

         Other                          0.91        0.91         0.91

         Interest                       0.20        0.20         0.20

Total Other Expenses                    1.13        1.11         1.11

Total Annual Fund
Operating Expenses                      2.34        3.09         3.09

Expense Reimbursement(2)                0.39        0.39         0.39

Net Expenses                            1.95        2.70         2.70
--------------------------------------------------------------------------------
1 If you buy $1,000,000 or more of Class A shares and redeem these shares within 18 months from the date of purchase, you may pay a 1% contingent deferred sales charge (CDSC) at the time of redemption.
2 The investment advisor has contractually agreed to limit net expenses for Class A, B and C shares of the fund to 2.00%, 2.50% and 2.50%, respectively, not including interest expense."

                           Advisor Class Shares of:

                         AIM DEVELOPING MARKETS FUND

                        Supplement dated June 11, 1999
                    to the Prospectus dated March 1, 1999

The following information replaces in its entirety the table under the heading "FEE TABLE -- ANNUAL FUND OPERATING EXPENSES" on page 4 of the prospectus.

"ANNUAL FUND OPERATING EXPENSES
--------------------------------------------------------------------------------
(expenses that are deducted
from fund assets)                                   Advisor Class
--------------------------------------------------------------------------------

Management Fees                                         0.98%

Distribution and/or
Service (12b-1) Fees                                    None

Other Expenses

         Other                                          0.91

         Interest                                       0.20

Total Other Expenses                                    1.11

Total Annual Fund
Operating Expenses                                      2.09

Expense Reimbursement(1)                                0.39

Net Expenses                                            1.70
--------------------------------------------------------------------------------
1 The investment advisor has contractually agreed to limit net expenses for Advisor Class shares of the fund to 1.50%, not including interest expense."